Formation of LiveXLive Tickets, Inc. and Acquisition of Wantickets' Assets (Details Textual) - USD ($)		3 Months Ended		12 Months Ended
	May 05, 2017	Jun. 30, 2017	Jun. 30, 2016	Mar. 31, 2017	Mar. 31, 2016
Formation of LiveXLive Tickets, Inc. and Acquisition of Wantickets' Assets (Textual)
Common stock shares purchased for total consideration, shares	666,667
Common stock shares purchased for total consideration, value	$ 3,340,000
Share price	$ 5.01
Annual salary to CEO	$ 220,000
Letter agreement, description	The Letter Agreement, dated as of May 5, 2017 (the "Letter Agreement"), entered into among the Company, LXL Tickets and Mr. Schnaier, the parties agreed that, commencing May 5, 2017, Mr. Schnaier will promptly pay for all of LXL Tickets' net losses of its business for each calendar month (or pro rata thereof), up to a total of $100,000 per month, and for any liabilities exceeding $100,000 in the aggregate that arose from April 1, 2017 to May 5, 2017 (inclusive), until the earlier of (x) such time as the Public Offering is consummated or (b) May 5, 2018 (such earlier date as between clause (x) and (y), the "Funding End Date"), and that any salaries or other payments or amounts due under the employment agreements described above shall be included in the calculation of the net loss for the applicable period (collectively, the "Payment Obligation").
Amortization expenses	$ 111,000
Depreciation expense	16,771
Revenue of Wantickets		$ 276,243		$ 225,000
Net income loss	4,000,000	$ 195,118
Payment obligation	$ 124,388
Trinad Capital [Member]
Formation of LiveXLive Tickets, Inc. and Acquisition of Wantickets' Assets (Textual)
Common stock shares purchased for total consideration, shares	666,667
Common stock shares purchased for total consideration, value	$ 15,000
Annual salary to CEO	160,000
Net income loss	$ 3,000,000
Maximum [Member]
Formation of LiveXLive Tickets, Inc. and Acquisition of Wantickets' Assets (Textual)
Fixed assets useful lives		5 years
Minimum [Member]
Formation of LiveXLive Tickets, Inc. and Acquisition of Wantickets' Assets (Textual)
Fixed assets useful lives		3 years